Share-based Compensation Plans - Share-based compensation expense recognized in continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 317	$ 338	$ 319
Tax benefit	66	74	73
Share-based compensation expense, net of tax	251	264	246
Employee share purchase plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	9	9	10
Restricted share units (“RSUs”)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	198	186	182
Performance share awards (“PSAs”)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 110	$ 143	$ 127